Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUES
Net Revenues	$ 6,934,191	$ 893,583
Cost of revenue	6,741,448	854,753
Gross Profit	192,743	38,830
OPERATING EXPENSE
General and administrative	733,457	2,354,678
Total Operating Expenses	733,457	2,354,678
LOSS FROM CONTINUING OPERATIONS	(540,714)	(2,315,848)
OTHER INCOME (EXPENSE)
Other income	30,781	9,508
Other expense	(3,997)	(85,759)
Exchange (loss) gain	7	(646,569)
Total Other Income (Expense), net	26,791	(722,820)
LOSS FROM CONTINUING OPERATION BEFORE INCOME TAXES	(513,923)	(3,038,668)
PROVISION FOR INCOME TAXES	38,907	24,869
NET LOSS FROM CONTINUING OPERATION	(552,830)	(3,063,537)
Net loss from discontinued operations, net of income taxes		(3,905)
Loss from disposal of discontinued operations, net of income taxes		(389,576)
Total loss from discontinued operations		(393,481)
NET LOSS	(552,830)	(3,457,018)
Less: net income attributable to non-controlling interest	33,802	639
NET LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(586,632)	(3,457,657)
NET LOSS	(552,830)	(3,457,018)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	26,040	(51,025)
COMPREHENSIVE LOSS	(526,790)	(3,508,043)
Less: comprehensive (loss) income attributable to non-controlling interest	(11,503)	(6,147)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (515,287)	$ (3,501,896)
Net loss per share
Basic (in Dollars per share)	$ 0	$ (0.05)
Diluted (in Dollars per share)	$ 0	$ (0.05)
Weighted average shares
Basic (in Shares)	699,050,796	68,598,050
Diluted (in Shares)	699,050,796	68,598,050
Sale of medical devices
REVENUES
Revenues	$ 6,935,950	$ 894,768
Tax and surcharges
REVENUES
Revenues	$ (1,759)	$ (1,185)